Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

March 31, 2023

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 66.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,092,575	$10,443,919
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	1,226,085	11,363,443
Janus Henderson Asia Equity Fund - Class N Shares*	420,481	4,220,414
Janus Henderson Contrarian Fund - Class N Shares	334,639	8,391,825
Janus Henderson Emerging Markets Fund - Class N Shares*	1,276,908	11,234,159
Janus Henderson Enterprise Fund - Class N Shares	45,609	6,009,167
Janus Henderson European Focus Fund - Class N Shares	157,026	6,469,642
Janus Henderson Forty Fund - Class N Shares	178,824	7,748,820
Janus Henderson Global Equity Income Fund - Class N Shares	1,236,222	7,590,199
Janus Henderson Global Real Estate Fund - Class N Shares	398,798	4,509,724
Janus Henderson Global Research Fund - Class N Shares	71,272	6,100,794
Janus Henderson Global Select Fund - Class N Shares	563,830	9,331,227
Janus Henderson Growth and Income Fund - Class N Shares	103,688	6,838,067
Janus Henderson Overseas Fund - Class N Shares	383,189	16,074,708
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	536,295	6,944,613
Janus Henderson Triton Fund - Class N Shares	210,755	5,593,748
		128,864,469
Exchange-Traded Funds (ETFs) – 3.1%
Janus Henderson AAA CLO	120,408	5,961,400
Fixed Income Funds – 29.9%
Janus Henderson Flexible Bond Fund - Class N Shares	812,607	7,719,658
Janus Henderson Global Bond Fund - Class N Shares	4,998,304	39,778,610
Janus Henderson High-Yield Fund - Class N Shares	904,414	6,375,807
Janus Henderson Multi-Sector Income Fund - Class N Shares	261,563	2,218,051
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	579,077	1,638,701
		57,730,827
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	121,066	121,090
Total Investments (total cost $192,695,940) – 100.0%		192,677,786
Cash, Receivables and Other Assets, net of Liabilities – 0%		39,768
Net Assets – 100%		$192,717,554

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 100.0%
Equity Funds - 66.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$128,954	$(105,910)	$-	$433,223	$10,443,919
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	235,857	(186,285)	74,702	784,095	11,363,443
Janus Henderson Asia Equity Fund - Class N Shares*	-	(107,993)	-	78,149	4,220,414
Janus Henderson Contrarian Fund - Class N Shares	53,182	(514,068)	-	1,410,012	8,391,825
Janus Henderson Emerging Markets Fund - Class N Shares*	-	(395,328)	-	243,510	11,234,159
Janus Henderson Enterprise Fund - Class N Shares	-	(869,328)	533,085	1,349,768	6,009,167
Janus Henderson European Focus Fund - Class N Shares	165,075	(40,068)	-	782,784	6,469,642
Janus Henderson Forty Fund - Class N Shares	-	2,445	3,867	963,884	7,748,820
Janus Henderson Global Equity Income Fund - Class N Shares	408,096	(140,752)	-	369,403	7,590,199
Janus Henderson Global Real Estate Fund - Class N Shares	62,092	(58,469)	-	(159,305)	4,509,724
Janus Henderson Global Research Fund - Class N Shares	65,506	(50,048)	194,589	474,618	6,100,794
Janus Henderson Global Select Fund - Class N Shares	102,084	(38,995)	162,275	650,827	9,331,227
Janus Henderson Growth and Income Fund - Class N Shares	64,125	(13,306)	343,055	92,646	6,838,067
Janus Henderson Overseas Fund - Class N Shares	267,168	(50,719)	-	1,624,022	16,074,708
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	48,367	(204,058)	-	1,145,713	6,944,613
Janus Henderson Triton Fund - Class N Shares	-	(1,392,452)	309,983	1,662,618	5,593,748
Total Equity Funds	$1,600,506	$(4,165,334)	$1,621,556	$11,905,967	$128,864,469
Exchange-Traded Funds (ETFs) - 3.1%
Janus Henderson AAA CLO	107,092	(89)	-	22,697	5,961,400
Fixed Income Funds - 29.9%
Janus Henderson Flexible Bond Fund - Class N Shares	190,382	(26,945)	-	(153,001)	7,719,658
Janus Henderson Global Bond Fund - Class N Shares	618,448	(777,469)	-	97,991	39,778,610
Janus Henderson High-Yield Fund - Class N Shares	421,510	(1,266,983)	-	1,298,024	6,375,807
Janus Henderson Multi-Sector Income Fund - Class N Shares	48,584	433	-	33,862	2,218,051
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	139,807	(370,576)	-	258,727	1,638,701
Total Fixed Income Funds	$1,418,731	$(2,441,540)	$-	$1,535,603	$57,730,827
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	1,383	-	-	6	121,090
Total Affiliated Investments - 100.0%	$3,127,712	$(6,606,963)	$1,621,556	$13,464,273	$192,677,786

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 100.0%
Equity Funds - 66.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	10,736,885	405,281	(1,025,560)	10,443,919
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	11,631,873	524,287	(1,390,527)	11,363,443
Janus Henderson Asia Equity Fund - Class N Shares*	4,442,547	209,769	(402,058)	4,220,414
Janus Henderson Contrarian Fund - Class N Shares	10,514,114	217,748	(3,235,981)	8,391,825
Janus Henderson Emerging Markets Fund - Class N Shares*	13,352,859	218,989	(2,185,871)	11,234,159
Janus Henderson Enterprise Fund - Class N Shares	9,517,977	658,136	(4,647,386)	6,009,167
Janus Henderson European Focus Fund - Class N Shares	4,399,177	1,862,011	(534,262)	6,469,642
Janus Henderson Forty Fund - Class N Shares	4,642,362	2,752,796	(612,667)	7,748,820
Janus Henderson Global Equity Income Fund - Class N Shares	8,521,513	551,192	(1,711,157)	7,590,199
Janus Henderson Global Real Estate Fund - Class N Shares	3,645,461	1,489,237	(407,200)	4,509,724
Janus Henderson Global Research Fund - Class N Shares	4,995,443	1,227,655	(546,874)	6,100,794
Janus Henderson Global Select Fund - Class N Shares	6,262,968	3,238,616	(782,189)	9,331,227
Janus Henderson Growth and Income Fund - Class N Shares	4,032,741	3,279,866	(553,880)	6,838,067
Janus Henderson Overseas Fund - Class N Shares	8,468,136	7,269,683	(1,236,414)	16,074,708
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	9,037,656	192,040	(3,226,738)	6,944,613
Janus Henderson Triton Fund - Class N Shares	7,967,613	424,104	(3,068,135)	5,593,748
Exchange-Traded Funds (ETFs) - 3.1%
Janus Henderson AAA CLO	-	6,275,283	(336,491)	5,961,400
Fixed Income Funds - 29.9%
Janus Henderson Flexible Bond Fund - Class N Shares	7,315,634	1,311,298	(727,328)	7,719,658
Janus Henderson Global Bond Fund - Class N Shares	43,214,541	1,356,917	(4,113,370)	39,778,610
Janus Henderson High-Yield Fund - Class N Shares	11,572,760	556,730	(5,784,724)	6,375,807
Janus Henderson Multi-Sector Income Fund - Class N Shares	-	2,308,586	(124,830)	2,218,051
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	11,994,196	201,150	(10,444,796)	1,638,701
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	-	429,590	(308,506)	121,090

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$128,864,469	$-	$-
Exchange-Traded Funds (ETFs)	5,961,400	-	-
Fixed Income Funds	57,730,827	-	-
Money Markets	-	121,090	-
Total Assets	$192,556,696	$121,090	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70271 05-23